Fair Value Measurements, NAV Measurement Information (Details) - EBP 002 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 1,177,036,112	$ 1,087,913,395
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 564,315,384	$ 237,430,380
EBP, Investment Valued Using Net Asset Value		Common collective trusts	Common collective trusts
EBP, Unfunded Commitments		None	None
EBP, Investment Redemption Terms		30-days notice, period may be shortened or waived by the trustee	30-days notice, period may be shortened or waived by the trustee
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 25,202,968	$ 29,526,977
EBP, Investment Valued Using Net Asset Value		Stable Value Funds	Stable Value Funds
EBP, Unfunded Commitments		None	None
EBP, Investment Redemption Terms	[1]	Daily(1)	Daily(1)

[1]	(1) Plan-level redemptions are subject to notice and potential liquidity restrictions, which could extend the redemption for all or a portion of the investment for up to 12 months.